Long-term debt - Amortised cost summary (Details) - ZAR (R) R in Millions	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Long-term debt
Unamortised loan costs	R (703)	R (375)
Total long-term debt	124,068	104,834	R 102,643
Secured Debt
Long-term debt
Long-term debt, before unamortised costs	29	67
Unsecured debt
Long-term debt
Long-term debt, before unamortised costs	R 124,742	R 105,142